Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital Reserves And Other Equity Interest [Abstract]
Reconciliation of number of shares Issued	Shares in issue as at December 31, 2019 and December 31, 2018 are outlined below:

	2019		2018
(000s)	Shares	Amount ($)	Shares	Amount ($)
Balance, beginning of year	72,206	152,084	72,206	152,084
Stock options exercised	337	547	-	-
Contributed surplus re-class on exercise	-	174	-	-
Balance, end of year	72,543	152,805	72,206	152,084